THE WRIGHT EQUIFUND EQUITY TRUST


                              SUPPLEMENT TO THE PROSPECTUS
                                        DATED
                                  OCTOBER 13, 1995



         1. Effective immediately, shares of Wright EquiFund - Italy and Wright EquiFund - Spain are no longer available for purchase.


         2. For each Fund offered by this Prospectus, effective for shares purchased after December 31, 1995, a redemption fee of 1 1/2% of the redemption proceeds will be assessed on the redemption of shares of the Funds redeemed within 30 days of purchase. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective Fund. Consistent with the foregoing, the "Shareholder and Fund Expense" tables on pages 6 and 7 are revised by the insertion of "1 1/2%*" on each "Redemption Fee" line and the following footnote:

                *Applicable only to shares purchased after December 31, 1995 and redeemed within 30 days of purchase.




November 27, 1995



                        THE WRIGHT EQUIFUND EQUITY TRUST


             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                     DATED
                                OCTOBER 13, 1995



      Effective immediately, shares of Wright EquiFund - Italy and Wright EquiFund - Spain are no longer available for purchase.





 November 27, 1995